Non-controlling Interests (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 158,320,848	$ 274,136,472	$ 102,135,646
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 17,906,526	$ 11,167,838	$ 11,109,578